THOR LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 95.7%
78,726	Consumer Staples Select Sector SPDR Fund	$6,088,669
65,938	Energy Select Sector SPDR Fund	6,145,422
146,478	Financial Select Sector SPDR Fund	6,099,344
42,238	Health Care Select Sector SPDR Fund	6,069,601
49,333	Industrial Select Sector SPDR Fund	6,093,119
66,651	Materials Select Sector SPDR Fund	6,100,566
27,858	Technology Select Sector SPDR Fund	5,854,637
84,800	Utilities Select Sector SPDR Fund	6,166,656
		48,618,014

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,823,056)	48,618,014

	TOTAL INVESTMENTS – 95.7% (Cost $44,823,056)	$48,618,014
	OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%	2,169,212
	NET ASSETS - 100.0%	$50,787,226

SPDR	- Standard & Poor's Depositary Receipt